Common Stock (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock
Number of shares of common stock authorized	500,000,000	207,450,050	207,450,050
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	37,159,600	138,848,177	138,825,356
Common stock, shares outstanding	37,159,600	138,825,356	138,825,356
Amount of cash dividend has been declared	$ 0	$ 0	$ 0
Number of votes per share	one	one	one
Total common stock reserved	38,876,675	59,178,609	60,000,244
Convertible Preferred Stock
Common Stock
Total common stock reserved		21,257,708	21,257,708
Stock option
Common Stock
Total common stock reserved	3,846,972	9,694,890	10,516,525
Shares available for future issuance under the stock incentive plan
Common Stock
Total common stock reserved	3,508,139	27,884,000	27,884,000
Convertible preferred stock warrants outstanding
Common Stock
Total common stock reserved		342,011	342,011